EATON VANCE DIVERSIFIED INCOME FUND
EATON VANCE DIVIDEND INCOME FUND
EATON VANCE EQUITY RESEARCH FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME FUND
EATON VANCE INTERNATIONAL EQUITY FUND
EATON VANCE LOW DURATION FUND
EATON VANCE STRATEGIC INCOME FUND
EATON VANCE STRUCTURED EMERGING MARKETS FUND
EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
EATON VANCE TAX-MANAGED MID-CAP CORE FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Prospectuses dated March 1, 2007

EATON VANCE AMT-FREE MUNICIPAL BOND FUND
EATON VANCE CASH MANAGEMENT FUND
EATON VANCE MONEY MARKET FUND
EATON VANCE TAX FREE RESERVES
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
Supplement to Prospectuses dated May 1, 2007

EATON VANCE EQUITY RESEARCH FUND - CLASS I SHARES Supplement to Prospectus dated May 21, 2007

EATON VANCE EMERGING MARKETS INCOME FUND EATON VANCE GLOBAL MACRO FUND EATON VANCE INTERNATIONAL INCOME FUND Supplement to Prospectuses dated June 27, 2007

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND - CLASS I SHARES Supplement to Prospectus dated August 27, 2007

1. Information under "Purchasing Shares" and "Sales Charges" is supplemented as follows:

Class A shares are offered at net asset value (without a sales charge) and Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A and/or Class I shares through a no-load network or platform. The initial minimum investment for Class I shares also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform, provided the aggregate value of such accounts invested in Class I shares of the Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 milion.

2. The following replaces the first paragraph under “Information about the Fund” in “Shareholder Account Features”:

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days (60 days in the case of Eaton Vance Tax-Managed Small-Cap Growth Fund and Eaton Vance Tax-Managed Small-Cap Value Fund) after such quarter end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

November 1, 2007	COMBPS3

EATON VANCE DIVERSIFIED INCOME FUND
EATON VANCE DIVIDEND INCOME FUND
EATON VANCE EQUITY RESEARCH FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME FUND
EATON VANCE INTERNATIONAL EQUITY FUND
EATON VANCE LOW DURATION FUND
EATON VANCE STRATEGIC INCOME FUND
EATON VANCE STRUCTURED EMERGING MARKETS FUND
EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
EATON VANCE TAX-MANAGED MID-CAP CORE FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Statements of Additional Information dated March 1, 2007

EATON VANCE AMT-FREE MUNICIPAL BOND FUND
EATON VANCE CASH MANAGEMENT FUND
EATON VANCE MONEY MARKET FUND
EATON VANCE TAX FREE RESERVES
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
Supplement to Statements of Additional Information dated May 1, 2007

EATON VANCE EQUITY RESEARCH FUND - CLASS I SHARES Supplement to Statement of Additional Information dated May 21, 2007

EATON VANCE EMERGING MARKETS INCOME FUND EATON VANCE GLOBAL MACRO FUND EATON VANCE INTERNATIONAL INCOME FUND Supplement to Statements of Additional Information dated June 27, 2007

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND - CLASS I SHARES Supplement to Statement of Additional Information dated August 27, 2007

1.	The following is added to “Disclosure of Portfolio Holdings and Related Information” under “Performance”:

Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Fixed-Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

November 1, 2007